FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05873

                           Franklin Multi-Income Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.


FRANKLIN MULTI-INCOME TRUST

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................   3
Notes to Statement of Investments .....................   9

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

FRANKLIN MULTI-INCOME TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES/
                                                                                         COUNTRY         WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND WARRANTS 54.1%
               COMMUNICATIONS .9%
           (a) Telewest Global Inc. ................................................  United Kingdom       17,056      $    299,844
           (a) USA Mobility Inc. ...................................................  United States         5,054           178,454
                                                                                                                       ------------
                                                                                                                            478,298
                                                                                                                       ------------
               CONSUMER SERVICES .1%
               Marriott International Inc., A ......................................  United States         1,052            66,255
                                                                                                                       ------------
               ELECTRONIC TECHNOLOGY
           (a) Loral Space & Communications Ltd., wts., 12/27/06 ...................  United States         4,188                84
           (a) Loral Space & Communications Ltd., wts., 1/15/07 ....................  United States         1,000                --
                                                                                                                       ------------
                                                                                                                                 84
                                                                                                                       ------------
               TRANSPORTATION
           (a) Continental Airlines Inc., B ........................................  United States           357            4,834
                                                                                                                       ------------
               UTILITIES 53.1%
               Alliant Energy Corp. ................................................  United States        15,000           429,000
               Ameren Corp. ........................................................  United States        20,000         1,002,800
               American Electric Power Co. Inc. ....................................  United States        33,800         1,160,692
               Atmos Energy Corp. ..................................................  United States        35,000           957,250
               Cinergy Corp. .......................................................  United States        24,500         1,019,935
               Dominion Resources Inc. .............................................  United States        23,400         1,585,116
               DTE Energy Co. ......................................................  United States        20,000           862,600
               Edison International ................................................  United States        40,000         1,281,200
               Energy East Corp. ...................................................  United States        30,000           800,400
               Entergy Corp. .......................................................  United States        24,000         1,622,160
               Exelon Corp. ........................................................  United States        49,000         2,159,430
               FirstEnergy Corp. ...................................................  United States        27,500         1,086,525
               FPL Group Inc. ......................................................  United States        19,000         1,420,250
               Nicor Inc. ..........................................................  United States        29,000         1,071,260
               NiSource Inc. .......................................................  United States        57,000         1,298,460
               NSTAR ...............................................................  United States        15,500           841,340
               ONEOK Inc. ..........................................................  United States        40,200         1,142,484
               Pepco Holdings Inc. .................................................  United States        20,500           437,060
               Pinnacle West Capital Corp. .........................................  United States        24,000         1,065,840
               PPL Corp. ...........................................................  United States        11,700           623,376
               Progress Energy Inc. ................................................  United States        21,000           950,040
               Public Service Enterprise Group Inc. ................................  United States        15,000           776,550
               Puget Energy Inc. ...................................................  United States        37,000           913,900
               SCANA Corp. .........................................................  United States        12,621           497,267
               Sempra Energy .......................................................  United States        26,000           953,680
               Southern Co. ........................................................  United States        43,000         1,441,360
               TXU Corp. ...........................................................  United States        20,400         1,317,024
                                                                                                                       ------------
                                                                                                                         28,716,999
                                                                                                                       ------------
               TOTAL COMMON STOCKS AND WARRANTS (COST $19,131,767)                                                       29,266,470
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES/
                                                                                        COUNTRY          WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCK (COST $625,000) 1.2%
               UTILITIES
               Heco Capital Trust III, 6.50%, pfd. .................................  United States        25,000      $    655,000
                                                                                                                       ------------
               CONVERTIBLE PREFERRED STOCKS 2.2%
               CONSUMER DURABLES 1.5%
               Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...................  United States        15,300           807,687
                                                                                                                       ------------
               UTILITIES .7%
               CMS Energy Trust I, 7.75%, cvt. pfd. ................................  United States         8,000           386,000
                                                                                                                       ------------
               TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,023,846)                                                       1,193,687
                                                                                                                       ------------

                                                                                                       PRINCIPAL
                                                                                                       AMOUNT(g)
               BONDS 70.1%
               COMMERCIAL SERVICES 1.5%
           (b) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .......  United States   $   600,000           597,000
               JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........  United States       200,000           224,500
           (b) Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 .............  United States     1,000,000             1,250
                                                                                                                       ------------
                                                                                                                            822,750
                                                                                                                       ------------
               COMMUNICATIONS 8.7%
               Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12 ..  United States       400,000           396,000
               Inmarsat Finance PLC, senior note, 7.625%, 6/30/12                     United Kingdom      600,000           627,000
               Millicom International Cellular SA, senior note, 144A, 10.00%,
                12/01/13 ...........................................................   Luxembourg         500,000           525,625
               Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............  United States       600,000           663,000
               NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ....................  United Kingdom      200,000           226,500
               PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 ...................  United States       400,000           448,500
               Qwest Communications International Inc., senior note, 144A, 7.50%,
                2/15/14 ............................................................  United States       500,000           507,500
               Rogers Wireless Communications Inc., senior secured note, 144A,
                7.25%, 12/15/12 ....................................................     Canada           500,000           532,500
               Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .............  United States       300,000           296,250
               Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ......  United States       300,000           307,500
               Triton PCS Inc., senior note, 8.50%, 6/01/13 ........................  United States       200,000           194,000
                                                                                                                       ------------
                                                                                                                          4,724,375
                                                                                                                       ------------
               CONSUMER DURABLES 2.8%
               D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................  United States       500,000           560,000
               Jostens IH Corp., senior sub. note, 144A, 7.625%, 10/01/12 ..........  United States       300,000           313,500
               Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................  United States       400,000           416,000
               William Lyon Homes Inc., senior note, 144A, 7.625%, 12/15/12 ........  United States       200,000           196,250
                                                                                                                       ------------
                                                                                                                          1,485,750
                                                                                                                       ------------
               CONSUMER NON-DURABLES 2.3%
               Church & Dwight Co. Inc., senior sub note, 144A, 6.00%, 12/15/12 ....  United States       300,000           306,750
               Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..................  United States       400,000           429,000
               Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..................  United States       200,000           223,500
               William Carter, senior sub. note, 10.875%, 8/15/11 ..................  United States       242,000           272,250
                                                                                                                       ------------
                                                                                                                          1,231,500
                                                                                                                       ------------
               CONSUMER SERVICES 14.0%
               Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ........  United States       600,000           643,500
               Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ....  United States       600,000           639,000


 4|  Quarterly Statement of Investments

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                        COUNTRY        AMOUNT(g)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
               BONDS (CONT.)
               CONSUMER SERVICES (CONT.)
               Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...........  United States   $   600,000      $    644,250
               Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............  United States       490,000           567,175
               DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................  United States       500,000           563,125
               Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............  United States       500,000           525,625
               Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ....................  United States       400,000           444,000
               Nexstar Finance Inc., senior sub. note, 7.00%, 1/15/14 ..............  United States       600,000           597,000
               Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 ...  United States       500,000           565,625
               Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......  United States       100,000           108,750
               Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07 ....  United States        35,000            35,787
               Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...........  United States       200,000           227,000
               Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .........  United States       400,000           434,000
               Six Flags Inc., senior note, 9.50%, 2/01/09 .........................  United States       600,000           627,000
               Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .............  United States       600,000           627,750
               Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ...........  United States       300,000           303,750
                                                                                                                       ------------
                                                                                                                          7,553,337
                                                                                                                       ------------
               ELECTRONIC TECHNOLOGY 3.2%
               Communications & Power Industries, senior sub. note, 8.00%, 2/01/12 .  United States       500,000           532,500
               Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ....    Singapore         300,000           309,000
               Solectron Corp., senior note, 9.625%, 2/15/09 .......................  United States       300,000           331,500
               Xerox Corp., senior note, 7.125%, 6/15/10 ...........................  United States       500,000           542,500
                                                                                                                       ------------
                                                                                                                          1,715,500
                                                                                                                       ------------
               ENERGY MINERALS 3.5%
               Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .........  United States       200,000           206,500
               Foundation PA Coal Co., senior note, 144A, 7.25%, 8/01/14 ...........  United States       300,000           321,000
               Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ....  United States       300,000           306,000
               Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...............  United States       300,000           326,250
               Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ...  United States       200,000           219,000
               Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ................  United States       500,000           535,000
                                                                                                                       ------------
                                                                                                                          1,913,750
                                                                                                                       ------------
               GOVERNMENT BONDS .8%
               Eskom, E168, 11.00%, 6/01/08 ........................................  South Africa      2,175,000 ZAR       418,491
                                                                                                                       ------------
               HEALTH SERVICES 3.5%
               HCA Inc., senior note, 8.75%, 9/01/10 ...............................  United States       600,000           686,629
               Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ................  United States       600,000           585,000
               Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
                10/01/14 ...........................................................  United States       600,000           645,000
                                                                                                                       ------------
                                                                                                                          1,916,629
                                                                                                                       ------------
               HEALTH TECHNOLOGY 1.1%
               Bio-Rad Laboratories Inc., senior sub. note, 144A, 6.125%, 12/15/14 .  United States       600,000           607,500
                                                                                                                       ------------
               INDUSTRIAL SERVICES 2.6%
               Allied Waste North America Inc., senior note, 7.875%, 4/15/13 .......  United States       500,000           515,000
               Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ..................  United States       200,000           222,500
               Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ..  United States       600,000           654,000
               URS Corp., senior sub. note, 12.25%, 5/01/09 ........................  United States        32,000            34,240
                                                                                                                       ------------
                                                                                                                          1,425,740
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 5

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                         COUNTRY       AMOUNT(G)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
               BONDS (CONT.)
               NON-ENERGY MINERALS .9%
               Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...............   United States  $   402,000      $    498,279
                                                                                                                       ------------
               PROCESS INDUSTRIES 9.5%
               BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 .........   United States      600,000           679,500
               Boise Cascade LLC, senior sub. note, 144A, 7.125%, 10/15/14 .........   United States      400,000           425,000
           (b) FiberMark Inc., senior note, 10.75%, 4/15/11 ........................   United States      500,000           377,500
               Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ..................   United States      600,000           699,000
               Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 ...   United States    1,500,000           847,500
               MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .................  Irish Republic      300,000           336,000
               Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................   United States      400,000           441,000
               Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
                12/01/14 ...........................................................   United States      400,000           406,000
(b),(c),(d),(e)Pindo Deli Finance Mauritius Ltd., senior note, 10.25%, 10/01/04 ....     Indonesia      1,000,000           229,030
               Rhodia SA, senior note, 10.25%, 6/01/10 .............................      France          600,000           678,000
                                                                                                                       ------------
                                                                                                                          5,118,530
                                                                                                                       ------------
               PRODUCER MANUFACTURING 5.9%
               Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............  United States       600,000           670,500
               Fimep SA, senior note, 10.50%, 2/15/13 ..............................      France          500,000           595,000
               Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................  United Kingdom      400,000           432,000
               Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........  United States       500,000           532,500
               THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ............  United States       200,000           210,000
               TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................  United States       272,000           316,880
               Westinghouse Air Brake Technologies Corp., senior note, 6.875%,
                7/31/13 ............................................................  United States       400,000           422,000
                                                                                                                       ------------
                                                                                                                          3,178,880
                                                                                                                       ------------
               REAL ESTATE INVESTMENT TRUSTS 1.0%
               Host Marriott LP, senior note, 9.25%, 10/01/07 ......................  United States       500,000           560,000
                                                                                                                       ------------
               RETAIL TRADE .9%
               Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .................  United States       500,000           472,500
                                                                                                                       ------------
               TECHNOLOGY SERVICES 1.3%
               UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ..................  United States       600,000           685,500
                                                                                                                       ------------
               TRANSPORTATION 2.0%
               Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 ..  United States       400,000           366,000
               Laidlaw International Inc., senior note, 10.75%, 6/15/11 ............  United States       600,000           703,500
                                                                                                                       ------------
                                                                                                                          1,069,500
                                                                                                                       ------------
               UTILITIES 4.6%
               Aquila Inc., senior note, 14.875%, 7/01/12 ..........................  United States       400,000           562,500
               Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ............  United States       600,000           498,000
               Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...................  United States       500,000           526,250
               Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........  United States       600,000           684,000
               Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................  United States       200,000           207,750
                                                                                                                       ------------
                                                                                                                          2,478,500
                                                                                                                       ------------
               TOTAL BONDS (COST $36,982,115)                                                                            37,877,011
                                                                                                                       ------------
               TOTAL LONG TERM INVESTMENTS (COST $57,762,728)                                                            68,992,168
                                                                                                                       ------------

 6 | Quarterly Statement of Investments

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SHORT TERM INVESTMENT (COST $663,711) 1.2%
               MONEY FUND
           (f) Franklin Institutional Fiduciary Trust Money Market Portfolio .......  United States       663,711      $    663,711
                                                                                                                       ------------
               TOTAL INVESTMENTS (COST $58,426,439) 128.8% .........................                                     69,655,879
               OTHER ASSETS, LESS LIABILITIES (28.8)% ..............................                                    (15,593,807)
                                                                                                                       ------------
               NET ASSETS 100.0% ...................................................                                   $ 54,062,072
                                                                                                                       ============

CURRENCY ABBREVIATION | ZAR - South African Rand

(a)   Non-income producing.

(b)   Defaulted securities.

(c)   See Note 2 regarding restricted securities.

(d) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Pindo Deli Finance Mauritius Ltd. in November 2006.

(e)   See Note 3 regarding other considerations.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(g)   The principal amount is stated in U.S. dollars unless otherwise indicated.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

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8 | Quarterly Statement of Investments

FRANKLIN MULTI-INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Multi-Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ..............................   $ 59,007,586
                                                     ============
Unrealized appreciation ..........................   $ 13,294,529
Unrealized depreciation ..........................     (2,646,236)
                                                     ------------
Net unrealized appreciation (depreciation) .......   $ 10,648,293
                                                     ============

2. RESTRICTED SECURITIES

At December 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

------------------------------------------------------------------------------------------------------------
                                                                         ACQUISITION
PRINCIPAL AMOUNT    ISSUER                                                   DATE         COST        VALUE
------------------------------------------------------------------------------------------------------------
  $1,000,000        Pindo Deli Finance Mauritus Ltd., senior note,
                     10.25%, 10/01/04 (Indonesia)
                     (.42% OF NET ASSETS) .............................    10/28/98     $699,704    $229,030

3. OTHER CONSIDERATIONS

Franklin Advisers, Inc., as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At December 31, 2004, the Manager serves in one or more of these capacities for Pindo Deli Finance Mauritus Ltd. As a result of this involvement, Franklin Advisers, Inc. may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MULTI-INCOME TRUST

By /s/Jimmy D. Gambill
   -------------------
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
   -------------------
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005


By /s/Galen G. Vetter
   ------------------
     Chief Financial Officer
Date   February 18, 2005










                                   EXHIBIT A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Multi-Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Multi-Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/GALEN G. VETTER
Chief Financial Officer


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